Condensed consolidated statement of comprehensive income of Aegon Ltd. - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Statement [LineItems]
Net result from continuing and discontinued operations	€ 608	€ 606
Items that will not be reclassified to profit or loss:
Gains/ (losses) on investments in equity instruments (FVOCI)	0	(1)
Remeasurements of defined benefit plans	(8)	(2)
Income tax relating to items that will not be reclassified	1	2
Discontinued operations that will not be reclassified	(27)	6
Insurance items that may be reclassified subsequently to profit or loss:
Unrealized gains / (losses) on financial assets (FVOCI)	(565)	745
Realized gains / (losses) on disposal of financial assets (FVOCI)	(5)	76
Insurance finance income / (expenses)	398	(433)
Reinsurance finance income / (expenses)	(169)	62
Changes in cash flow hedging reserve	14	(145)
Income tax relating to items that may be reclassified	40	(64)
Items that may be reclassified subsequently to profit or loss:
Unrealized gains / (losses) on financial assets (FVOCI)	(118)	166
Realized gains / (losses) on disposal of financial assets (FVOCI)	(8)	27
Changes in cash flow hedging reserve	10	(26)
Movements in foreign currency translation and net foreign investment hedging reserves	151	(420)
Equity movements of joint ventures	(6)	21
Equity movements of associates	54	6
Disposal	(1)	(1)
Income tax relating to items that may be reclassified	18	(36)
Discontinued operations that may be reclassified	16	(52)
Other	(3)	(1)
Total other comprehensive income / (loss)	(207)	(67)
Total comprehensive income / (loss)	401	538
Total comprehensive income/ (loss) attributable to:
Owners of Aegon Ltd.	405	534
Non-controlling interests	€ (4)	€ 5